Trade and Other Payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Detail) - Pfizer put option [member] - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
10% increase in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 117,000,000	£ 119,000,000
Loss/(gain) in Income statement	117,000,000	119,000,000
10% decrease in sales forecasts or sales multiple applied [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(116,000,000)	(118,000,000)
Loss/(gain) in Income statement	(116,000,000)	(118,000,000)
10 cent appreciation of the US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	52,000,000	58,000,000
Loss/(gain) in Income statement	52,000,000	58,000,000
10 cent depreciation of US Dollar [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(45,000,000)	(49,000,000)
Loss/(gain) in Income statement	(45,000,000)	(49)
10 cent appreciation of the Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	42,000,000	37,000,000
Loss/(gain) in Income statement	42,000,000	37,000,000
10 cent depreciation of Euro [member]
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(34,000,000)	(31,000,000)
Loss/(gain) in Income statement	£ (34,000,000)	£ (31,000,000)